Finance income and costs	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
Finance income
Interest income	1.4	0.2	4.1	0.2
Reversal of impairment loss on short term investments	—	—	0.3	—
Net financing income on amendment of terms of debt	17.1	—	17.1	—
Net foreign exchange gains on translation of financial assets and liabilities	5.9	7.2	—	10.8
Net fair value gains on derivatives held for trading	—	4.7	—	1.5
Total finance income	24.4	12.1	21.5	12.5
Interest expense (a)	(23.3)	(15.4)	(67.1)	(44.1)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	—	(7.9)	—
Net pension interest costs	(1.0)	(0.6)	(3.2)	(2.0)
Other interest expense (b)	(0.1)	—	(3.8)	—
Amortization of debt discounts and borrowing costs	(1.6)	(0.5)	(4.8)	(1.5)
Net fair value losses on derivatives held at fair value through profit or loss	(0.4)	—	(1.0)	—
Total finance costs	(26.4)	(16.5)	(87.8)	(47.6)
Net finance costs	(2.0)	(4.4)	(66.3)	(35.1)